Fair values (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Fair values measurement

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2023
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	495	—	495	—	495
Current portion of fair value of derivative financial instruments	808	—	808	—	808
	1,303

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	52,620	—	54,107	—	54,107
	52,620

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2022
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,315	—	1,315	—	1,315
Current portion of fair value of derivative financial instruments	1,092	—	1,092	—	1,092
	2,407

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	44,375	—	45,549	—	45,549
	44,375

Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate